Operating Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Time charter revenues, index-linked charters	$ 14.8	$ 4.1	$ 23.4	$ 4.8